Document and Entity Information	Feb. 15, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001844505
Document Type	8-K
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	GIGCAPITAL5, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40389
Entity Tax Identification Number	86-1728920
Entity Address, Address Line One	1731 Embarcadero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GIA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false